Loans Payable (Details) - Schedule of Minimum Required Principal Payments - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Auto Loans [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2024	$ 35,551	$ 34,383
2025	25,991	36,120
2026		27,656
2027		16,462
Thereafter	9,831
Total	106,182	114,621
Building Loan [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2024	84,612	80,638
2025	87,699	83,868
2026		86,928
2027		90,100
Thereafter	2,578,626	2,511,063
Total	2,832,571	2,852,597
Business Loan [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2024	188,640	153,784
2025	222,132	181,088
2026		213,239
2027		251,099
Thereafter	2,674,434	2,482,316
Total	$ 3,245,404	$ 3,281,526